SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended
	Apr. 22, 2026	Jan. 22, 2026	Mar. 14, 2025	Aug. 31, 2023	Feb. 25, 2026	Dec. 21, 2025
Subsequent Event [Line Items]
Shares repurchase						34,580,000
Shares repurchase price, per share						$ 0.203
Shares repurchase price						$ 7,000,000.0
Issuance of shares			100,000,000	83,333
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split		1-for-30 reverse stock split
Subsequent Event [Member] | 2026 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Issuance of shares	709,740
Subsequent Event [Member] | Technology Co Ltd [Member]
Subsequent Event [Line Items]
Principal amount					$ 3,000,000